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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR/A

                               FORM 13F COVER PAGE
THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FOR THE QUARTER ENDING DECEMBER 31, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED OR BEEN DENIED.

Report for the Calendar Year of Quarter Ended:   DECEMBER 31, 2003
                                                 -----------------


Check here if Amendment [ X ]; Amendment Number:              2
                                                 --------------
     This Amendment (Check only one.): [ ] is a restatement.
                                       [X] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         REDSKY PARTNERS, LLC
Address:      800 NICOLLET MALL
              25TH FLOOR
              MINNEAPOLIS, MN 55402



Form 13F File Number: 28-10435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         GREGG D. GROECHEL
Title:        MANAGING MEMBER
Phone:        612-659-4412

Signature, Place, and Date of Signing:

         /S/ GREGG D. GROECHEL      MINNEAPOLIS, MINNESOTA     DECEMBER 20, 2004
         ---------------------      ----------------------     -----------------
             [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:          11
                                                 --

Form 13F Information Table Value Total:          $173,178
                                                 --------
                                                 (thousands)


List of Other Included Managers:                 NONE




















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                   RED SKY 13F INFORMATION TABLE FOR QUARTER ENDING 12/31/03

Issuer                                 Type               Cusip          Value x 1000    Shares        SH/PRN       Put/Call
                                                                                         Prn Amt

ARGOSY GAMING COMPANY                  COMMON STOCK       040228108             8,517       327,700    SH
ENTERCOM COMMUNICATIONS CORP           COMMON STOCK       293639100             4,793        90,500    SH
MEDICIS PHARMACEUTICAL-CL A            CLASS A STOCK      584690309             1,540        21,600    SH
MYLAN LABORATORIES INC                 COMMON STOCK       628530107             9,174       363,200    SH
NOVELL INC                             COMMON STOCK       670006105            16,864     1,603,000    SH
OLD REPUBLIC INTERNATIONAL CORP        COMMON STOCK       680223104             3,878       152,900    SH
OLIN CORP                              COMMON STOCK       680665205             6,044       301,300    SH
OPEN SOLUTIONS INC                     COMMON STOCK       68371P102             3,904       222,172    SH
SURMODICS INC                          COMMON STOCK       868873100             3,681       154,017    SH
MEDICIS PHARMACEUTICAL CORP            OPTIONS - CALLS    584690909            73,439     1,030,000    SH           CALL
NOVELL INC                             OPTIONS - CALLS    670006905            41,344     3,930,000    SH           CALL

                                                                              173,178





Issuer                                    Investment   Other          Voting          Voting        Voting
                                          Discretion   Managers       Authority       Authority     Authority
                                                                      Sole            Shared        None
ARGOSY GAMING COMPANY                     SOLE                           327,700             0            0
ENTERCOM COMMUNICATIONS CORP              SOLE                            90,500             0            0
MEDICIS PHARMACEUTICAL-CL A               SOLE                            21,600             0            0
MYLAN LABORATORIES INC                    SOLE                           363,200             0            0
NOVELL INC                                SOLE                         1,603,000             0            0
OLD REPUBLIC INTERNATIONAL CORP           SOLE                           152,900             0            0
OLIN CORP                                 SOLE                           301,300             0            0
OPEN SOLUTIONS INC                        SOLE                           222,172             0            0
SURMODICS INC                             SOLE                           154,017             0            0
MEDICIS PHARMACEUTICAL CORP               SOLE                         1,030,000             0            0
NOVELL INC                                SOLE                         3,930,000             0            0

                                                                      8,196,389

                                                       8,196,389